Employee benefit - Additional information (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Net defined benefit asset	€ 0
Allowance for retirement defined benefit
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	3.70%	3.20%